Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held to maturity securities	$ 0	$ 0
Common Stock and Warrants to be Issued on Business Combination		$ 175,000,000
Consummation of the Business Combination		95.00%
Adjusted net assets method utilized		$ 175,000,000
Fair Value, Net Derivative Asset (Liability) Period Increase (Decrease)	$ 175,000,000
Percentage Of Probability On Initial Business Combination	95.00%
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjusted net assets method utilized	$ 175,000,000
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust account		690,000,000
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust account	$ 690,006,239
US Treasury Securities [Member] | Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust account		$ 690,000,000